UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Craig A. Drill
         d/b/a/ Craig Drill Capital Corporation
           and Craig Drill Capital, LLC

Address: 767 Fifth Avenue
         50th Floor
         New York, NY 10152

13F File Number: 28-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Craig A. Drill
Title:   Investment Manager / Managing Member
Phone:   (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill             New York, New York              August 6, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
                  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $74,913.70
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                    FORM 13F INFORMATION TABLE

                                                   CRAIG DRILL CAPITAL 6/30/2004


           COLUMN 1                  COLUMN 2     COLUMN 3   OLUMN 4          COLUMN 5        COLUMN 6 COLUMN 7      COLUMN 8

                                                                 VALUE   SHRS OR SH/PRN PUT/  INVSTMNT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS    CUSIP      X$1000)   PRN AMT        CALL  DISCRETN  MGRS     SOLE   SHARED  NONE
Burlington Northn Santa Fe C            COM       12189T104     536.60    15,300  SH           Sole     None     15,300    0     0
Cambrex Corp                            COM       132011107   3,590.20   142,300  SH           Sole     None    142,300    0     0
Comarco Inc                             COM       200080109   2,453.00   347,950  SH           Sole     None    347,950    0     0
Genesee Wyo Inc                         COM       371559105   2,345.10    98,950  SH           Sole     None     98,950    0     0
Gildan Activewear Inc              SUB VTG SHS A  375916103     751.90    26,200  SH           Sole     None     26,200    0     0
Golar LNG Ltd Bermuda              SPONSORED ADR  G9456A100   2,138.80   136,400  SH           Sole     None    136,400    0     0
Green Mountain Pwr Corp                 COM       393154109     660.30    25,300  SH           Sole     None     25,300    0     0
Home Depot Inc                          COM       437076102   8,800.00   250,000  SH           Sole     None    250,000    0     0
Laboratory Corp Amer Hldgs            COM NEW     50540R409   1,687.30    42,500  SH           Sole     None     42,500    0     0
Longview Fibre Co                       COM       543213102     838.10    56,900  SH           Sole     None     56,900    0     0
Luminex Corp Del                        COM       55027E102   7,710.00   766,400  SH           Sole     None    766,400    0     0
Massey Energy Corp                      COM       576206106  13,732.60   486,800  SH           Sole     None    486,800    0     0
MetLife Inc                             COM       59156R108     562.80    15,700  SH           Sole     None     15,700    0     0
New Jersey Res                          COM       646025106   4,469.90   107,500  SH           Sole     None    107,500    0     0
Northwest Bancorp Inc Pa                COM       667328108   1,007.60    44,000  SH           Sole     None     44,000    0     0
Overnite Corp                           COM       690322102     414.50    14,100  SH           Sole     None     14,100    0     0
Palomar Med Technologies Inc          COM NEW     697529303   5,728.70   341,200  SH           Sole     None    341,200    0     0
Plumtree Software Inc                   COM       72940Q104     113.50    30,600  SH           Sole     None     30,600    0     0
Presstek Inc                            COM       741113104     474.00    45,100  SH           Sole     None     45,100    0     0
Protective Life Corp                    COM       743674103   1,353.50    35,000  SH           Sole     None     35,000    0     0
Q MED                                   COM       747914109   1,097.80   129,300  SH           Sole     None    129,300    0     0
Questcor Pharmaceuticals Inc            COM       74835Y101     167.90   197,500  SH           Sole     None    197,500    0     0
South Jersey Inds Inc                   COM       838518108   3,374.80    76,700  SH           Sole     None     76,700    0     0
STAAR Surgical Co                  COM PAR $0.01  852312305   1,698.80   217,800  SH           Sole     None    217,800    0     0
Third Wave Technologies Inc             COM       88428W108   2,771.70   628,500  SH           Sole     None    628,500    0     0
Westfield Financial Inc                 COM       96008D101   1,124.80    55,300  SH           Sole     None     55,300    0     0
Williams Cos Inc Del                    COM       969457100   2,556.10   214,800  SH           Sole     None    214,800    0     0
Yellow Roadway Corp                     COM       985577105     882.30    22,135  SH           Sole     None     22,135    0     0
Zenith Natl Ins Corp                    COM       989390109   1,871.10    38,500  SH           Sole     None     38,500    0     0

                                                   Total:   74,913.70


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